Group companies (Details)	12 Months Ended
Dec. 31, 2022
Fusion Fuel Portugal [Member]
Reserve Quantities [Line Items]
Entity name	Fusion Fuel Portugal, S.A.
Country of incorporation	Portugal
Principal activities	Operating company
Group interest	100.00%
Fuel Cell Evora Unipessoal [Member]
Reserve Quantities [Line Items]
Entity name	Fuel Cell Évora, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Fuel Cell Evora I Unipessoal [Member]
Reserve Quantities [Line Items]
Entity name	Fuel Cell Évora I, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Fusion Fuel U S A [Member]
Reserve Quantities [Line Items]
Entity name	Fusion Fuel USA, Inc.
Country of incorporation	United States
Principal activities	Operating company
Group interest	100.00%
Fusion Fuel Spain [Member]
Reserve Quantities [Line Items]
Entity name	Fusion Fuel Spain, S.L
Country of incorporation	Spain
Principal activities	Hydrogen production
Group interest	50.00%
Fusion Fuel Australia P T Y Ltd [Member]
Reserve Quantities [Line Items]
Entity name	Fusion Fuel Australia, PTY Ltd
Country of incorporation	Australia
Principal activities	Hydrogen production
Group interest	100.00%
Fusion Fuel Australia Pilot P T Y Ltd [Member]
Reserve Quantities [Line Items]
Entity name	Fusion Fuel Australia – Pilot PTY Ltd
Country of incorporation	Australia
Principal activities	Hydrogen production
Group interest	100.00%
Hevo Sines Unipessoal L D A [Member]
Reserve Quantities [Line Items]
Entity name	Hevo Sines, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hevo Sines I I Unipessoal L D A [Member]
Reserve Quantities [Line Items]
Entity name	Hevo Sines II, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hevo Sines I I I Unipessoal L D A [Member]
Reserve Quantities [Line Items]
Entity name	Hevo Sines III, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hevo Portugal Unipessoal Lda [Member]
Reserve Quantities [Line Items]
Entity name	Hevo Portugal, Unipessoal, Lda.
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Fusion Cell Spain S L [Member]
Reserve Quantities [Line Items]
Entity name	Fusion Cell Spain, S.L.
Country of incorporation	Spain
Principal activities	No activity to date